Note 6 - General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]
	For the year ended
	December 31,	December 31,
	2024	2023
	$	$
Accounting and audit	835	751
Compensation and consulting fees	4,568	4,985
Depreciation and amortization	659	352
Filing and transfer agent fees	277	354
General office expenses	773	798
Insurance	1,290	1,466
Juanicipio oversight costs	861	687
Legal	856	433
Share-based compensation expense (see Note 10)	3,829	2,894
Shareholder relations	503	445
Travel	339	296
	14,790	13,461